ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2023	December 31, 2022
	$	$
Trade payable and accrued liabilities	6,919	12,825
Wages and benefits liabilities	2,751	2,524
Other payables	128	80
Accounts payable and accrued liabilities	9,798	15,429